Cash Flow Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information

28. CASH FLOW INFORMATION

28(a) Investing activities with partial cash payments

(i)Purchase of PPE	For the year end December 31,
	2021	2020
	US$’000	US$’000
Acquisition of property, plant and equipment	8,657	16,696
Add: Payable for PPE or CIP - Opening	196	355
Less: Payable for PPE or CIP - Ending	(173)	(196)
Less: Prepayment for PPE & CIP - Opening	(561)	(2,388)
Add: Prepayment for PPE & CIP - Ending	428	70
Cash paid during the year	8,547	14,537

(ii)Purchase of investment properties	For the year end December 31,
	2021	2020
	US$’000	US$'000
Acquisition of investment properties	—	5,197
Less: acquisition by assuming directly related liabilities	—	(3,375)
Less: noncash other operating income	—	(60)
Cash paid during the year	—	1,762

28(b) Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2020	11,356	2,828	14,184
Changes in cash flows	1,869	(586)	1,283
Foreign exchange adjustments	556	48	604
Acquisition lease	—	38	38
Other changes	—	6	6
Balance at December 31, 2020	13,781	2,334	16,115
Changes in cash flows	54,161	(632)	53,529
Foreign exchange adjustments	(2,555)	(76)	(2,631)
Acquisition lease	—	906	906
Other changes	—	2	2
Remeasurement	—	(47)	(47)
Balance at December 31, 2021	65,387	2,487	67,874